OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2021	$ 345,881
2022	318,085
2023	332,149
2024	250,045
2025	45,799
Thereafter	119,019
Total minimum lease revenues	$ 1,410,978